Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information concerning pay versus performance. The following table sets forth information concerning compensation actually paid (“CAP”) to our Principal Executive Officer (PEO or referred to herein as CEO) and other NEOs, our total shareholder return (“TSR”) compared to a peer group, and our financial performance for each of the fiscal years ending December 31, 2024, 2023, 2022, 2021 and 2020:
Year	Summary Compensation Table Total for CEO(1)(2) ($)	CAP to CEO(1)(3) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2) ($)	Average CAP to Non-CEO Named Executive Officers(1)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($ in millions)	Annual ROA(6)
					Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(4) ($)
2024	13,476,433	16,820,934	4,875,357	6,250,925	245.9	205.8	878.0	11.57%
2023	14,319,273	23,779,336	4,933,840	8,260,700	251.8	271.2	1,340.1	16.70%
2022	14,944,260	31,322,752	5,094,388	9,370,352	179.5	164.2	1,844.2	25.32%
2021	14,245,016	47,236,660	5,032,109	11,357,546	141.3	164.5	1,417.4	22.24%
2020	13,100,453	14,073,926	6,003,050	4,913,818	102.5	116.6	372.4	8.91%

(1)
In 2023 and 2024, the CEO was Karla R. Lewis; in 2020, 2021 and 2022, the CEO was James D. Hoffman. The individuals comprising the non-CEO NEOs for each year are presented below:

2024	2023	2022	2021	2020
Stephen P. Koch	Stephen P. Koch	Karla R. Lewis	Karla R. Lewis	Karla R. Lewis
Arthur Ajemyan	Arthur Ajemyan	Stephen P. Koch	Stephen P. Koch	Stephen P. Koch
William A. Smith II	Jeffery W. Durham	Arthur Ajemyan	Arthur Ajemyan	William K. Sales, Jr.
	William A. Smith II	William A. Smith II	William A. Smith II	Michael P. Shanley
William K. Sales, Jr.
Michael P. Shanley

(2)
For each year presented, reflects the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 46 with respect to our CEO and the average (mean) of the “Total” compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or “CAP”, is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT for 2024, determined in accordance with SEC rules.

CEO 2024 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	13,476,433
Less: Grant date fair value of equity awards granted during the year included in SCT	(7,407,708)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	9,660,241
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	2,391,653
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	(162,686)
Less: Change in Pension Value reported in SCT	(1,520,466)
Plus: Pension value service cost(b)	383,467
Compensation actually paid	16,820,934
NON-CEO (AVERAGE) 2024 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	4,875,357
Less: Grant date fair value of equity awards granted during the year included in SCT	(2,400,534)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	3,108,158
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	730,734
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	(62,790)
Less: Change in Pension Value reported in SCT	—
Plus: Pension value service cost(b)	—
Compensation actually paid	6,250,925

(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

(4)
Reflects the cumulative total stockholder return of the Company and an industry peer group consisting of publicly-traded metals service center companies (the “industry peer group”), which is the same industry peer group included in the stock performance graph furnished with our Annual Reports on Form 10-K, for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. The cumulative total stockholder return reflects market prices at the end of each year and the reinvestment of dividends. Since there is no nationally recognized industry index consisting of metals service center companies to be used as a peer group index, Reliance constructed the industry peer group. The industry peer group consists of Olympic Steel Inc., which has securities listed for trading on NASDAQ; Ryerson Holding Corporation and Worthington Enterprises, Inc., each of which has securities listed for trading on the NYSE; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange. The returns of each member of the industry peer group are weighted according to that member’s stock market capitalization.

In December 2023, Worthington Industries, Inc., which was included in the industry peer group at December 31, 2022, split into Worthington Enterprises, Inc. and Worthington Steel, Inc. The performance of the industry peer group for year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023 has been retrospectively adjusted for the effect of the December 1, 2023 stock split.
(5)
Reflects the “Net Income” caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31.

(6)
Annual ROA (operating income divided by average total assets for the year) is a non-GAAP financial measure calculated in accordance with our performance-based RSU awards and excludes various non-recurring charges and credits. Please refer to page 26 of this proxy statement for a reconciliation of operating income, excluding various non-recurring charges and credits, to the “operating income” caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2023 and 2024.

Company Selected Measure Name	AnnualROA
Named Executive Officers, Footnote
(1)
In 2023 and 2024, the CEO was Karla R. Lewis; in 2020, 2021 and 2022, the CEO was James D. Hoffman. The individuals comprising the non-CEO NEOs for each year are presented below:
2024	2023	2022	2021	2020
Stephen P. Koch	Stephen P. Koch	Karla R. Lewis	Karla R. Lewis	Karla R. Lewis
Arthur Ajemyan	Arthur Ajemyan	Stephen P. Koch	Stephen P. Koch	Stephen P. Koch
William A. Smith II	Jeffery W. Durham	Arthur Ajemyan	Arthur Ajemyan	William K. Sales, Jr.
	William A. Smith II	William A. Smith II	William A. Smith II	Michael P. Shanley
William K. Sales, Jr.
Michael P. Shanley

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total stockholder return of the Company and an industry peer group consisting of publicly-traded metals service center companies (the “industry peer group”), which is the same industry peer group included in the stock performance graph furnished with our Annual Reports on Form 10-K, for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. The cumulative total stockholder return reflects market prices at the end of each year and the reinvestment of dividends. Since there is no nationally recognized industry index consisting of metals service center companies to be used as a peer group index, Reliance constructed the industry peer group. The industry peer group consists of Olympic Steel Inc., which has securities listed for trading on NASDAQ; Ryerson Holding Corporation and Worthington Enterprises, Inc., each of which has securities listed for trading on the NYSE; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange. The returns of each member of the industry peer group are weighted according to that member’s stock market capitalization.

In December 2023, Worthington Industries, Inc., which was included in the industry peer group at December 31, 2022, split into Worthington Enterprises, Inc. and Worthington Steel, Inc. The performance of the industry peer group for year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023 has been retrospectively adjusted for the effect of the December 1, 2023 stock split.

PEO Total Compensation Amount	$ 13,476,433	$ 14,319,273	$ 14,944,260	$ 14,245,016	$ 13,100,453
PEO Actually Paid Compensation Amount	$ 16,820,934	23,779,336	31,322,752	47,236,660	14,073,926
Adjustment To PEO Compensation, Footnote
(2)
For each year presented, reflects the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 46 with respect to our CEO and the average (mean) of the “Total” compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or “CAP”, is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT for 2024, determined in accordance with SEC rules.

CEO 2024 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	13,476,433
Less: Grant date fair value of equity awards granted during the year included in SCT	(7,407,708)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	9,660,241
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	2,391,653
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	(162,686)
Less: Change in Pension Value reported in SCT	(1,520,466)
Plus: Pension value service cost(b)	383,467
Compensation actually paid	16,820,934
(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 4,875,357	4,933,840	5,094,388	5,032,109	6,003,050
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,250,925	8,260,700	9,370,352	11,357,546	4,913,818
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each year presented, reflects the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 46 with respect to our CEO and the average (mean) of the “Total” compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or “CAP”, is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT for 2024, determined in accordance with SEC rules.
NON-CEO (AVERAGE) 2024 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	4,875,357
Less: Grant date fair value of equity awards granted during the year included in SCT	(2,400,534)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	3,108,158
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	730,734
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	(62,790)
Less: Change in Pension Value reported in SCT	—
Plus: Pension value service cost(b)	—
Compensation actually paid	6,250,925
(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. These measures are unranked. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.
Significant Financial Performance Measures
Annual ROA
Gross Profit and Margin
Pretax Income and Margin
Tons Sold Growth

Total Shareholder Return Amount	$ 245.9	251.8	179.5	141.3	102.5
Peer Group Total Shareholder Return Amount	205.8	271.2	164.2	164.5	116.6
Net Income (Loss)	$ 878,000,000	$ 1,340,100,000	$ 1,844,200,000	$ 1,417,400,000	$ 372,400,000
Company Selected Measure Amount	11.57	16.7	25.32	22.24	8.91
PEO Name	Karla R. Lewis
Measure:: 1
Pay vs Performance Disclosure
Name	Annual ROA
Non-GAAP Measure Description
(6)
Annual ROA (operating income divided by average total assets for the year) is a non-GAAP financial measure calculated in accordance with our performance-based RSU awards and excludes various non-recurring charges and credits. Please refer to page 26 of this proxy statement for a reconciliation of operating income, excluding various non-recurring charges and credits, to the “operating income” caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2023 and 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit and Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Pretax Income and Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Tons Sold Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,520,466)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,467
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,407,708)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,660,241
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,391,653
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,686)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,400,534)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,108,158
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,734
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,790)